ORGANIZATION AND CAPITAL MANAGEMENT - Summary of the Corporation's capital (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Management Commentary Explanatory [Line Items]
Financial assets		$ 61,402	$ 59,010
Other financial assets		30,614	28,324
Common Equity in Managed Investments		0	0
Corporation's Capital		410,080	401,952
Equity		167,564	168,242	$ 155,583
Non-controlling interest - preferred equity		230	230
Financial liabilities		295,233	287,864
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,823	12,160
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity		122,229	122,465	110,982
Non-controlling interest - preferred equity		122,229	122,465
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ 41,232	41,232	41,674	40,498
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103	4,103	$ 4,103
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets		4,408	4,004
Common Equity in Managed Investments		55,649	53,523
Other Assets and Liabilities		219	506
Corporation's Capital		60,388	58,167
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,823	12,160
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		41,232	41,674
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		$ 230	$ 230